SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Total assets		$ 89,230	$ 108,279
Current liabilities:
Accounts payable-intercompany		12,974	19,031
Total current liabilities		28,851	35,427
Total liabilities		31,766	39,928
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,329 and 10,280 shares issued at December 31, 2022 and December 31, 2021, respectively; 9,073 and 9,028 shares outstanding at December 31, 2022 and December 31, 2021, respectively	[1]	123	123
Additional paid-in capital		1,267,445	1,266,822
Treasury stock, at cost: 1,256 and 1,252 shares at December 31, 2022 and December 31, 2021, respectively	[1]	(12,335)	(12,322)
Accumulated deficit		(1,251,209)	(1,246,207)
Accumulated other comprehensive income		53,440	59,935
Total shareholders' equity		57,464	68,351
Total liabilities and shareholders' equity		89,230	108,279
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries		72,122	82,696
Total assets		72,122	82,696
Current liabilities:
Accounts payable-intercompany		14,658	14,345
Total current liabilities		14,658	14,345
Total liabilities		14,658	14,345
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,329 and 10,280 shares issued at December 31, 2022 and December 31, 2021, respectively; 9,073 and 9,028 shares outstanding at December 31, 2022 and December 31, 2021, respectively		123	123
Additional paid-in capital		1,267,445	1,266,822
Treasury stock, at cost: 1,256 and 1,252 shares at December 31, 2022 and December 31, 2021, respectively		(12,335)	(12,322)
Accumulated deficit		(1,251,209)	(1,246,207)
Accumulated other comprehensive income		53,440	59,935
Total shareholders' equity		57,464	68,351
Total liabilities and shareholders' equity		$ 72,122	$ 82,696

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2021 have been adjusted retroactively to reflect the one-for-four reverse share split.